Additional disclosures in respect of guaranteed securities - Disclosure of Combined Statement of Financial Position (Details) - GBP (£) £ in Millions	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Disclosure of information about consolidated structured entities [line items]
Non-current assets	£ 86,550	£ 83,531
Current assets	7,697	9,166
Current liabilities	(8,279)	(9,130)
Non-current liabilities	(56,488)	(54,005)
Net assets	29,480	29,562
Equity	29,480	£ 29,562	£ 25,957	£ 23,856
Other subsidiaries
Disclosure of information about consolidated structured entities [line items]
Non-current assets	126
Current assets	15,557
Current liabilities	(6,893)
Non-current liabilities	(2,080)
Investments in subsidiaries reported in separate financial statements	14,480
National Grid plc and Niagara Mohawk Power Corporation combined
Disclosure of information about consolidated structured entities [line items]
Non-current assets	12,033
Current assets	1,526
Current liabilities	(1,263)
Non-current liabilities	(13,703)
Net assets	5,303
Equity	£ 5,303